Impairment and result on disposal of non-current assets (Details 1) t in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) t	Dec. 31, 2024 USD ($) t
VNL [Member]
IfrsStatementLineItems [Line Items]
Carrying amount | $	$ 786	$ 2,405
Impairment testing results	Impairment loss in the amount of US$1,745.	Impairment loss in the amount of US$540.
Measurement of recoverable value	FVLCD	FVLCD
Discount rate	6.50%
Period of cash flow projections	2049	2049
VNL [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate		5.00%
Range of nickel forecasted prices	16,100	16,662
VNL [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate		6.00%
Range of nickel forecasted prices	18,000	21,000
Vale Canada Limited [Member]
IfrsStatementLineItems [Line Items]
Carrying amount | $	$ 4,830	$ 4,196
Impairment testing results	The recoverable amount of the CGU is higher than the carrying amount. Therefore, there is no impairment to be recognized.	Impairment loss in the amount of US$1,405.
Measurement of recoverable value	FVLCD	FVLCD
Discount rate	6.50%	6.00%
Period of cash flow projections	2049	2035
Vale Canada Limited [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range of nickel forecasted prices	16,100	16,662
Vale Canada Limited [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Range of nickel forecasted prices	18,000	21,000
Onca Puma [Member]
IfrsStatementLineItems [Line Items]
Carrying amount | $	$ 1,631
Impairment testing results	The recoverable amount of the CGU is higher than the carrying amount. Therefore, there is no impairment to be recognized.
Measurement of recoverable value	FVLCD
Discount rate	7.30%
Period of cash flow projections	2069
Onca Puma [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range of nickel forecasted prices	16,100
Onca Puma [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Range of nickel forecasted prices	18,000
PTVI [Member]
IfrsStatementLineItems [Line Items]
Carrying amount | $	$ 1,769
Impairment testing results	The recoverable amount of the investment is higher than the carrying amount. Therefore, there is no impairment to be recognized.
Measurement of recoverable value	FVLCD
Discount rate	6.80%
Period of cash flow projections	2064
PTVI [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range of nickel forecasted prices	16,100
PTVI [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Range of nickel forecasted prices	18,000